Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	1,895,145	2,799,424	407,159
Allowance for doubtful accounts	(1,408)	(3,589)	(522)

Total	1,893,737	2,795,835	406,637

Schedule of Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
Beginning balance	512	1,408	205
Additions charged to bad debt expense	1,854	3,789	551
Reversal	(744)	(1,574)	(229)
Write off	(214)	(34)	(5)

Ending balance	1,408	3,589	522